INVESTMENTS (Details 2)		0 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Mar. 31, 2010 Hanting USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2014 Hanting CNY	Dec. 31, 2014 Hanting USD ($)	Mar. 31, 2010 Hanting item	Mar. 31, 2010 Hanting Ordinary shares Private placement	Mar. 31, 2010 Hanting Ordinary shares Shareholders	Mar. 31, 2010 Hanting Ordinary shares IPO USD ($)	Dec. 31, 2014 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS	Mar. 31, 2010 Hanting ADS IPO USD ($)	Apr. 30, 2014 LY.com CNY
Investment transaction disclosures
Purchase of shares, shares purchased							7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share									$ 3.0625			$ 12.25
Purchase of shares, cost of share aggregate		$ 67,500,000	461,000,000										1,400,000,000
Purchase of shares, number aggregate						22,049,446					3,200,000
Percentage of equity interest purchased aggregate						9.00%
Total number of seats						7
Number of seats						1
Closing price of ADS (in dollars per share)	$ 182.00									$ 26.28
Fair value of available-for-sale investment				899,000,000	145,000,000
Increase in fair value of the investment credited to other comprehensive income				480,000,000